Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Provision for guarantees granted or recevied over outstanding balances		$ 0
Key Management fees		361,918	$ 323,275
Key management personnel compensation, other long-term employee benefits		49,182	33,946
Loss from Interest in Companies			(609,489)
Dividends Paid	$ 4,032,933
Expense recognised during period for Bad or doubtful debts fro related party transactions		0
Dividends paid, ordinary shares per share	$ 6.77
Common Class A and Class B [member]
Disclosure of transactions between related parties [line items]
Loss from Interest in Companies			$ (609,489)
Ferrosur Roca S.A. [member]
Disclosure of transactions between related parties [line items]
Capital Contributions		$ 3,047,447
Cofesur S.A.U [member]
Disclosure of transactions between related parties [line items]
Percentage of Capital Commitments		100.00%
Percentage of Capital Commitments But Subscribed Only Maximum Limit of Issued Shares		80.00%